Changes Recognized in Other Comprehensive Income, Pension (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Pension Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ (43,353)	$ 75,474
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(217)	(234)
Amortization or settlement recognition of net (loss)	(22,160)	(16,846)
Total recognized in other comprehensive loss (income)	(65,730)	58,394
Pension Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	(196)	(349)
Net loss (gain) arising during the year	2,515	7,731
Effect of exchange rates on amounts included in AOCI	(1,736)	(1,953)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	24	(7)
Amortization or settlement recognition of net (loss)	(3,054)	(1,823)
Total recognized in other comprehensive loss (income)	$ (2,447)	$ 3,599